Income Tax (Tables)	6 Months Ended
Jun. 30, 2022
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,188	1,588	3,215	3,294
In respect of current period U.S.	(1)	—	(1)	—

	1,187	1,588	3,214	3,294
Deferred tax:
In respect of current period U.S.	7	(3)	12	(7)
In respect of prior period U.S.	—	—	—	—

Income tax credit	1,194	1,585	3,226	3,287

	June 30, 2022	December 31, 2021
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	10,400	7,185
U.S. tax	3	3

	10,403	7,188

Deferred tax asset
U.S. deferred tax asset	80	60